Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue		£ 381	£ 699
Belgium [Member]
IfrsStatementLineItems [Line Items]
Revenue		£ 381	£ 699